Leases (Details) - Properties	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Number of Properties Leases (in Properties)	3	2
Lease Term	2 years	3 years
Renew Lease Term	3 years
Customer and later leased back the farm from the customer with a lease term	2 years